Schedule of Investments (unaudited) September 30, 2019	BlackRock Multi-Sector Opportunities Trust II (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities — 18.4%
AIMCO CLO Ltd., Series 2019-10A, Class SUB, 0.00%, 07/22/32(a)(b)	USD	773	$633,231
Ajax Mortgage Loan Trust, Series 2019-C, Class A, 3.95%, 10/25/58(a)(b)(c)		1,445	1,456,718
ARES LI CLO Ltd., Series 2019-51A, Class E, (3 mo. LIBOR US + 6.49%), 8.79%, 04/15/31(a)(d)		300	289,578
Assurant CLO II Ltd., Series 2018-1A, Class E, (3 mo. LIBOR US + 5.60%), 7.88%, 04/20/31(a)(d)		400	362,308
CarVal CLO II Ltd., Series 2019-1A, Class E, (3 mo. LIBOR US + 6.75%), 9.03%, 04/20/32(a)(d)		250	241,674
Cent CLO Ltd., Series 2013-19A, Class C, (3 mo. LIBOR US + 3.30%), 5.56%, 10/29/25(a)(d)		700	697,130
Elevation CLO Ltd., Series 2014-3A, Class DR, (3 mo. LIBOR US + 3.65%), 5.95%, 10/15/26(a)(d)		420	418,816
Finance of America Structured Securities Trust, Series 2019-HB1, Class M5, 6.00%, 04/25/29(a)(b)		2,000	1,919,534
GSAA Home Equity Trust, Series 2005-14, Class 1A2, (1 mo. LIBOR US + 0.35%), 2.72%, 12/25/35(d)		3,371	1,419,726
GSAMP Trust, Series 2006-FM3, Class A1, (1 mo. LIBOR US + 0.14%), 2.16%, 11/25/36(d)		2,503	1,536,354
Home Partners of America Trust, Series 2016-2, Class C, (1 mo. LIBOR US + 2.40%), 4.43%, 10/17/33(a)(d)		700	699,999
Madison Park Funding X Ltd., Series 2012-10A, Class DR2, (3 mo. LIBOR US + 3.25%), 5.53%, 01/20/29(a)(d)		560	550,099
Madison Park Funding XVI Ltd., Series 2015-16A, Class C, (3 mo. LIBOR US + 3.70%), 5.98%, 04/20/26(a)(d)		800	797,632
Madison Park Funding XXXII Ltd., Series 2018-32A, Class E, (3 mo. LIBOR US + 7.10%), 9.38%, 01/22/31(a)(d)		750	744,972
Mariner CLO LLC, Series 2018-1A, Class E, 9.43%, 04/30/32(a)(b)		1,250	1,193,989
Mariner Finance Issuance Trust, Series 2018-AA, Class D, 5.44%, 07/20/32(a)		900	908,190
Nationstar HECM Loan Trust, Series 2019-1A, Class M4, 5.80%, 06/25/29(a)(b)		1,500	1,510,525
OHA Credit Partners VII Ltd., Series 2012-7A, Class DR, (3 mo. LIBOR US + 4.20%), 6.34%, 11/20/27(a)(d)		1,000	1,000,909

Security	Par (000)		Value

Asset-Backed Securities (continued)
OZLM Funding Ltd., Series 2012-1A, Class CR2, (3 mo. LIBOR US + 3.60%), 5.88%, 07/22/29(a)(d)	USD	250	$244,012
Palmer Square Loan Funding Ltd.(a)(d):
Series 2019-3A, Class C, (3 mo. LIBOR US + 3.40%), 0.00%, 08/20/27		1,500	1,498,497
Series 2019-4A, Class C, (3 mo. LIBOR US + 3.25%), 0.00%, 10/24/27(e)		600	600,000
Rockford Tower CLO Ltd.(a):
Series 2017-3A, Class D, (3 mo. LIBOR US + 2.65%), 4.93%, 10/20/30(d)		430	399,771
Series 2017-3A, Class SUB, 0.00%, 10/20/30(b)		250	220,892
Series 2018-1A, Class SUB, 0.00%, 05/20/31(b)		250	208,815
Series 2018-2A, Class SUB, 0.00%, 10/20/31(b)		250	213,535
Saxon Asset Securities Trust, Series 2007-1, Class M1, (1 mo. LIBOR US + 0.29%), 2.31%, 01/25/47(d)		2,755	2,132,835
Sofi Professional Loan Program LLC, Series 2016-B, Class RC, 0.00%, 04/25/37(a)(c)(f)		—	246,863
Sound Point CLO XXIV, Series 2019-3A, Class D, (3 mo. LIBOR US + 4.11%), 6.21%, 10/25/32(a)(d)		1,500	1,495,180
TCI-Flatiron CLO Ltd., Series 2016-1A, Class DR, 6.10%, 07/17/28(a)(b)		750	745,261
TICP CLO XII Ltd., Series 2018-12A, Class E, (3 mo. LIBOR US + 5.50%), 7.80%, 01/15/31(a)(d)		2,450	2,382,081
TRESTLES CLO II Ltd.(a)(d):
Series 2017-1A, Class C, (3 mo. LIBOR US + 3.65%), 5.93%, 07/25/29		1,000	993,467
Series 2018-2A, Class D, (3 mo. LIBOR US + 5.75%), 8.03%, 07/25/31		250	223,625
Westcott Park CLO Ltd., Series 2016-1A, Class DR, (3 mo. LIBOR US + 3.25%), 5.53%, 07/20/28(a)(d)		1,000	980,286

Total Asset-Backed Securities — 18.4% (Cost — $29,124,887)			28,966,504

1

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Multi-Sector Opportunities Trust II (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Corporate Bonds — 52.0%

Aerospace & Defense — 0.4%
TransDigm, Inc., 6.25%, 03/15/26(a)(g)	USD	660	$708,675

Airlines — 1.5%
American Airlines Group, Inc.:
5.00%, 06/01/22(a)		864	897,134
4.00%, 12/15/25(c)		128	129,446
Avianca Holdings SA/Avianca Leasing LLC/Grupo Taca Holdings Ltd., 8.38%, 05/10/20(a)		1,000	934,375
Gol Finance, Inc., 7.00%, 01/31/25(a)		400	390,063

			2,351,018

Auto Components — 0.6%
Ford Motor Credit Co. LLC, 3.02%, 03/06/24	EUR	200	229,057
IHO Verwaltungs GmbH, (4.38% PIK), 3.63%, 05/15/25(h)		100	112,810
Meritor, Inc., 6.25%, 02/15/24(g)	USD	504	518,490
Panther BF Aggregator 2 LP/Panther Finance Co., Inc., 6.25%, 05/15/26(a)		144	151,560

			1,011,917

Banks — 0.5%
Banco de Sabadell SA(5 year EUR Swap + 5.10%), 5.38%, 12/12/28(i)	EUR	400	484,483
Credit Mutuel Arkea SA, 3.38%, 03/11/31		200	252,575

			737,058

Beverages — 0.4%
Central American Bottling Corp., 5.75%, 01/31/27(a)	USD	600	633,562

Building Materials — 0.1%
Cemex SAB de CV, 3.13%, 03/19/26	EUR	100	111,579
US Concrete, Inc., 6.38%, 06/01/24	USD	11	11,440

			123,019

Building Products — 0.1%
Builders FirstSource, Inc., 5.63%, 09/01/24(a)		11	11,440
Buzzi Unicem SpA, 2.13%, 04/28/23	EUR	100	115,097
Standard Industries, Inc., 4.75%, 01/15/28(a)	USD	18	18,606

			145,143

Capital Markets — 0.1%
Mongolian Mortgage Corp. Hfc LLC, 9.75%, 01/29/22		200	197,438

Chemicals — 1.1%
Axalta Coating Systems Dutch Holding B BV, 3.75%, 01/15/25	EUR	100	112,408
Cydsa SAB de CV, 6.25%, 10/04/27(a)	USD	400	406,625

Security	Par (000)		Value

Chemicals (continued)
INEOS Group Holdings SA, 5.38%, 08/01/24	EUR	100	$111,558
Mexichem SAB de CV, 5.88%, 09/17/44(a)	USD	400	422,938
NOVA Chemicals Corp., 4.88%, 06/01/24(a)(g)		621	638,605
OCI NV, 5.00%, 04/15/23	EUR	100	114,060

			1,806,194

Commercial Services & Supplies — 1.0%
AA Bond Co. Ltd., 4.25%, 07/31/43	GBP	100	124,353
Iron Mountain US Holdings, Inc., 5.38%, 06/01/26(a)	USD	448	463,680
KAR Auction Services, Inc.:
5.13%, 06/01/25(a)		444	459,540
4.41%, 09/19/26		32	32,061
United Rentals North America, Inc., 4.88%, 01/15/28(g)		450	468,000

			1,547,634

Construction & Engineering — 0.7%
PulteGroup, Inc., 5.50%, 03/01/26(g)		585	639,112
Weekley Homes LLC/Weekley Finance Corp., 6.00%, 02/01/23		447	445,704

			1,084,816

Consumer Finance — 0.4%
Credito Real SAB de CV, 7.25%, 07/20/23(a)		500	528,750
Mulhacen Pte Ltd., (6.5% Cash or 7.25% PIK), 6.50%, 08/01/23(h)	EUR	100	90,262

			619,012

Containers & Packaging — 0.4%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.75%, 07/15/27	GBP	100	125,704
Mauser Packaging Solutions Holding Co.:
4.75%, 04/15/24	EUR	100	112,674
5.50%, 04/15/24(a)(g)	USD	402	413,035

			651,413

Diversified Consumer Services — 0.1%
Pinnacle Bidco PLC, 6.38%, 02/15/25	GBP	100	130,787

Diversified Financial Services — 3.7%
Alpha Holding SA de CV, 10.00%, 12/19/22(a)	USD	500	477,912
Arrow Global Finance PLC, 5.13%, 09/15/24	GBP	200	244,475
Barclays PLC(i):
(5 year EUR Swap + 2.45%), 2.63%, 11/11/25	EUR	200	220,644

2

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Multi-Sector Opportunities Trust II (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Diversified Financial Services (continued)
(5 year EUR Swap + 1.90%), 2.00%, 02/07/28	EUR	100	$108,045
Cabot Financial Luxembourg SA, 7.50%, 10/01/23	GBP	100	127,392
CFLD Cayman Investment Ltd., 8.60%, 04/08/24	USD	400	395,875
Coastal Emerald Ltd., 5.95%, 01/13/20		400	403,000
Credit Agricole SA (5 year USD Swap + 4.90%), 7.88%(i)(j)		600	669,000
Ford Motor Credit Co. LLC, 5.58%, 03/18/24(g)		597	634,653
Garfunkelux Holdco 3 SA, 7.50%, 08/01/22	EUR	100	103,598
Gilex Holding Sarl, 8.50%, 05/02/23(a)	USD	250	268,128
GKN Holdings Ltd., 5.38%, 09/19/22	GBP	100	133,778
Greenko Mauritius Ltd., 6.25%, 02/21/23	USD	200	203,000
Klabin Finance SA, 4.88%, 09/19/27(a)		400	404,625
LHC3 PLC, (4.13% Cash or 4.88% PIK), 4.13%, 08/15/24(h)	EUR	100	113,338
Quicken Loans, Inc.(a):
5.75%, 05/01/25(g)	USD	826	851,812
5.25%, 01/15/28		18	18,576
Scenery Journey Ltd., 11.00%, 11/06/20		200	199,750
Verisure Midholding AB, 5.75%, 12/01/23	EUR	100	112,265
Wanda Group Overseas Ltd., 7.50%, 07/24/22	USD	200	195,750

			5,885,616

Diversified Telecommunication Services — 1.9%
Axtel SAB de CV, 6.38%, 11/14/24(a)(g)		600	618,562
DKT Finance ApS, 7.00%, 06/17/23	EUR	400	466,425
Frontier Communications Corp.(a):
8.50%, 04/01/26	USD	493	492,951
8.00%, 04/01/27(g)		662	699,072
Oi SA, (8.00% Cash or 4.00% PIK), 10.00%, 07/27/25(h)		200	183,250
SoftBank Group Corp.:
4.00%, 04/20/23	EUR	100	116,543
4.75%, 07/30/25		100	120,411
Telecom Argentina SA, 8.00%, 07/18/26(a)	USD	214	185,244
Telecom Italia SpA, 4.00%, 04/11/24	EUR	100	119,976

			3,002,434

Electric Utilities — 2.1%
EDP — Energias de Portugal SA(5 year EUR Swap + 4.29%), 4.50%, 04/30/79(i)		200	241,424
Empresas Publicas de Medellin ESP, 4.25%, 07/18/29(a)	USD	253	264,891

Security	Par (000)		Value

Electric Utilities (continued)
Iberdrola International BV (5 year EUR Swap + 2.97%), 3.25%(i)(j)	EUR	400	$476,843
Inkia Energy Ltd., 5.88%, 11/09/27(a)	USD	400	414,375
Pampa Energia SA, 9.13%, 04/15/29(a)		400	314,000
Perusahaan Listrik Negara PT, 4.88%, 07/17/49		200	215,000
ReNew Power Ltd.:
6.45%, 09/27/22		200	202,375
6.67%, 03/12/24		200	202,562
Talen Energy Supply LLC(a):
7.25%, 05/15/27(g)		642	652,465
6.63%, 01/15/28(e)		274	269,205

			3,253,140

Electrical Equipment — 3.2%
Vertiv Group Corp., (Acquired 05/09/19, cost $ 4,861,280), 10.00%, 06/30/24(c)(l)		5,000	5,075,000

Energy Equipment & Services — 0.5%
Anton Oilfield Services Group, 9.75%, 12/05/20		200	205,438
Transocean Phoenix 2 Ltd., 7.75%, 10/15/24(a)(g)		548	572,137

			777,575

Equity Real Estate Investment Trusts (REITs) — 0.6%
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25(a)(g)		467	474,005
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., 5.63%, 05/01/24		432	473,580

			947,585

Food & Staples Retailing — 0.1%
Picard Groupe SAS (3 mo. Euribor + 3.00%), 3.00%, 11/30/23(d)	EUR	100	106,763

Food Products — 1.4%
JBS Investments II GmbH, 5.75%, 01/15/28(a)	USD	329	342,654
JBS USA LUX SA/JBS USA Finance, Inc., 6.75%, 02/15/28(a)		17	18,822
MARB BondCo PLC, 6.88%, 01/19/25(a)		400	418,200
MHP Lux SA, 6.25%, 09/19/29(a)		500	481,250
Minerva Luxembourg SA, 6.50%, 09/20/26(a)		400	415,150
Post Holdings, Inc., 5.00%, 08/15/26(a)(g)		452	468,769

			2,144,845

3

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Multi-Sector Opportunities Trust II (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Forest Products — 0.3%
Sappi Papier Holding GmbH, 4.00%, 04/01/23	EUR	100	$111,039
Suzano Austria GmbH, 7.00%, 03/16/47(a)	USD	400	455,850

			566,889

Health Care Equipment & Supplies — 0.1%
Yestar Healthcare Holdings Co. Ltd., 6.90%, 09/15/21		200	150,900

Health Care Providers & Services — 0.9%
HCA, Inc., 5.88%, 02/01/29(g)		414	465,017
Tenet Healthcare Corp.(a):
4.63%, 09/01/24		374	384,727
4.88%, 01/01/26(g)		617	633,196

			1,482,940

Health Care Technology — 0.1%
IQVIA, Inc., 3.25%, 03/15/25	EUR	100	111,720

Hotels, Restaurants & Leisure — 2.0%
Caesars Entertainment Corp., 5.00%, 10/01/24(k)	USD	175	297,201
ESH Hospitality, Inc., 5.25%, 05/01/25(a)(g)		604	624,536
Golden Entertainment, Inc., 7.63%, 04/15/26(a)		34	35,445
Grupo Posadas SAB de CV, 7.88%, 06/30/22(a)		200	199,750
International Game Technology PLC, 6.50%, 02/15/25(a)(g)		582	646,061
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.00%, 06/01/24(a)(g)		592	614,200
Ladbrokes Group Finance PLC, 5.13%, 09/08/23	GBP	200	262,693
Sisal Group SpA, 7.00%, 07/31/23	EUR	100	112,767
Stonegate Pub Co. Financing PLC (3 mo. LIBOR GBP + 6.25%), 7.03%, 03/15/22(d)	GBP	100	122,954
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/29(a)	USD	200	209,580

			3,125,187

Household Durables — 2.8%
Alam Synergy Pte Ltd., 6.63%, 04/24/22		200	189,166
Ashton Woods USA LLC/Ashton Woods Finance Co., 9.88%, 04/01/27(a)(g)		456	498,180
Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 6.25%, 09/15/27(a)		224	225,120
Century Communities, Inc., 6.75%, 06/01/27(a)		44	47,256
Controladora Mabe SA de CV, 5.60%, 10/23/28(a)		600	644,812

Security	Par (000)		Value

Household Durables (continued)
Taylor Morrison Communities, Inc.(a):
5.88%, 06/15/27	USD	261	$286,448
5.75%, 01/15/28(g)		914	991,690
TRI Pointe Group, Inc., 5.25%, 06/01/27(g)		705	706,762
William Lyon Homes, Inc., 6.63%, 07/15/27(a)(e)(g)		604	626,650
Yanlord Land HK Co. Ltd., 6.80%, 02/27/24		200	205,438

			4,421,522

Independent Power and Renewable Electricity Producers — 0.5%
Vistra Energy Corp., 5.88%, 06/01/23(g)		712	727,308

Industrial Conglomerates — 0.4%
Grupo KUO SAB de CV, 5.75%, 07/07/27(a)		600	603,187

Insurance — 1.0%
Aegon NV (5 year EUR Swap + 5.21%), 5.63%(i)(j)	EUR	200	238,888
Asahi Mutual Life Insurance Co. (5 year USD Swap + 4.59%), 6.50%(i)(j)	USD	200	208,529
ASR Nederland NV (5 year EUR Swap + 4.00%), 3.38%, 05/02/49(i)	EUR	100	118,123
Assicurazioni Generali SpA (3 mo. Euribor + 5.35%), 5.00%, 06/08/48(i)		400	510,576
Credit Agricole Assurances SA (5 year EUR Swap + 4.35%), 4.50%(i)(j)		100	121,913
Zurich Finance Ireland Designated Activity Co., 1.63%, 06/17/39		260	317,480

			1,515,509

IT Services — 0.1%
InterXion Holding NV, 4.75%, 06/15/25		100	118,123

Leisure Time — 0.5%
Carlson Travel, Inc., 6.75%, 12/15/23(a)(g)	USD	752	768,920

Machinery — 0.1%
Capitol Investment Merger Sub 2 LLC, 10.00%, 08/01/24(a)		222	230,325

Media — 2.9%
Altice Financing SA, 6.63%, 02/15/23(a)		200	205,250
Arqiva Broadcast Finance PLC, 6.75%, 09/30/23	GBP	100	131,094
Clear Channel Worldwide Holdings, Inc., 5.13%, 08/15/27(a)	USD	306	318,806

4

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Multi-Sector Opportunities Trust II (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Media (continued)
Diamond Sports Group LLC/Diamond Sports Finance Co., 5.38%, 08/15/26(a)(g)	USD	738	$765,675
Intelsat Jackson Holdings SA(g):
5.50%, 08/01/23		600	559,740
8.50%, 10/15/24(a)		432	435,106
Intelsat SA, 4.50%, 06/15/25(k)		67	98,370
Lamar Media Corp., 5.75%, 02/01/26		422	446,160
Nexstar Escrow, Inc., 5.63%, 07/15/27(a)(e)		300	314,250
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.63%, 02/15/24		291	299,366
SES SA (5 year EUR Swap + 5.40%), 5.63%(i)(j)	EUR	100	122,831
Sirius XM Radio, Inc.(a):
4.63%, 07/15/24(e)	USD	380	393,995
5.00%, 08/01/27		28	28,910
5.50%, 07/01/29		26	27,755
Summer BidCo BV, (9.0% Cash or 9.75% PIK), 9.00%, 11/15/25(h)	EUR	100	114,645
Telenet Finance VI Luxembourg SCA, 4.88%, 07/15/27		70	84,276
United Group BV, 4.88%, 07/01/24		100	113,335
Virgin Media Receivables Financing Notes II DAC, 5.75%, 04/15/23	GBP	100	126,029

			4,585,593

Metals & Mining — 1.8%
Commercial Metals Co.:
4.88%, 05/15/23	USD	72	74,700
5.75%, 04/15/26		21	21,525
5.38%, 07/15/27(g)		541	547,762
Nexa Resources SA, 5.38%, 05/04/27(a)		400	423,250
Steel Dynamics, Inc., 5.00%, 12/15/26(g)		740	775,150
thyssenkrupp AG:
1.88%, 03/06/23	EUR	43	46,821
2.88%, 02/22/24		300	336,794
Vedanta Resources Finance II PLC, 8.00%, 04/23/23	USD	200	201,000
Vedanta Resources Ltd., 7.13%, 05/31/23		200	197,563
Yankuang Group Cayman Ltd., 4.75%, 11/30/20		200	200,996

			2,825,561

Multiline Retail — 0.1%
Hipercor SA, 3.88%, 01/19/22	EUR	100	116,651

Security	Par (000)		Value

Oil, Gas & Consumable Fuels — 9.2%
Antero Resources Corp., 5.38%, 11/01/21	USD	100	$96,500
Bruin E&P Partners LLC, 8.88%, 08/01/23(a)		318	237,705
Carrizo Oil & Gas, Inc., 6.25%, 04/15/23(g)		494	468,065
Centennial Resource Production LLC(a):
5.38%, 01/15/26(g)		834	792,300
6.88%, 04/01/27		51	50,873
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/27		729	797,799
Cheniere Energy Partners LP, 4.50%, 10/01/29(a)		139	142,301
Chesapeake Energy Corp.:
6.63%, 08/15/20		31	31,155
7.00%, 10/01/24(g)		771	553,192
Corral Petroleum Holdings AB, (11.75% Cash or 13.25% PIK), 11.75%, 05/15/21(h)	EUR	100	112,723
CrownRock LP/CrownRock Finance, Inc., 5.63%, 10/15/25(a)	USD	21	21,131
Diamondback Energy, Inc., 4.75%, 11/01/24(g)		980	1,003,275
eG Global Finance PLC:
3.63%, 02/07/24	EUR	100	105,725
4.38%, 02/07/25		100	105,725
Frontera Energy Corp., 9.70%, 06/25/23(a)	USD	400	422,875
Geopark Ltd., 6.50%, 09/21/24(a)		800	820,750
Gran Tierra Energy International Holdings Ltd., 6.25%, 02/15/25(a)(g)		600	535,500
Gran Tierra Energy, Inc., 7.75%, 05/23/27(a)		200	188,000
Hilong Holding Ltd., 8.25%, 09/26/22		200	202,000
Jagged Peak Energy LLC, 5.88%, 05/01/26(g)		603	604,507
NGPL PipeCo LLC, 7.77%, 12/15/37(a)		374	484,441
Pacific Drilling SA, 8.38%, 10/01/23(a)		149	125,160
Parsley Energy LLC/Parsley Finance Corp.(a):
6.25%, 06/01/24		10	10,350
5.38%, 01/15/25(g)		668	676,350
5.25%, 08/15/25		9	9,132
5.63%, 10/15/27		13	13,423
Petrobras Global Finance BV:
5.30%, 01/27/25(g)		700	764,050
7.38%, 01/17/27		25	30,195
6.00%, 01/27/28(g)		1,000	1,113,500
7.25%, 03/17/44(g)		450	537,891
Petroleos Mexicanos:
6.38%, 02/04/21		400	417,500
6.50%, 01/23/29		400	405,590
Puma International Financing SA, 5.13%, 10/06/24(a)		400	382,500

5

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Multi-Sector Opportunities Trust II (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Oil, Gas & Consumable Fuels (continued)
Rockies Express Pipeline LLC, 6.88%, 04/15/40(a)	USD	353	$384,170
Santos Finance Ltd., 5.25%, 03/13/29		200	216,227
Seven Generations Energy Ltd., 5.38%, 09/30/25(a)		13	12,870
Sunoco LP/Sunoco Finance Corp.:
6.00%, 04/15/27		11	11,715
Series WI, 5.88%, 03/15/28(g)		756	802,305
Transocean Guardian Ltd., 5.88%, 01/15/24(a)		86	86,546
WPX Energy, Inc.:
8.25%, 08/01/23		10	11,250
5.25%, 09/15/24		11	11,193
5.75%, 06/01/26		10	10,250
YPF SA, 8.50%, 06/27/29(a)(g)		1,000	770,000

			14,578,709

Pharmaceuticals — 0.7%
Bausch Health Cos., Inc., 4.50%, 05/15/23	EUR	100	110,063
Bayer AG (5 year EUR Swap + 2.55%), 3.75%, 07/01/74(i)		300	349,036
Merck KGaA (EURIBOR ICE Swap + 2.94%), 2.88%, 06/25/79(i)		300	350,692
Rossini Sarl, 6.75%, 10/30/25		200	240,258

			1,050,049

Real Estate — 2.7%
Central China Real Estate Ltd., 6.50%, 03/05/21	USD	200	197,922
China Aoyuan Group Ltd., 7.95%, 02/19/23		400	409,000
China SCE Group Holdings Ltd.:
8.75%, 01/15/21		200	205,750
7.25%, 04/19/23		200	194,250
CIFI Holdings Group Co. Ltd., 5.50%, 01/23/22		200	197,500
Country Garden Holdings Co. Ltd., 6.15%, 09/17/25		200	204,000
Easy Tactic Ltd.:
9.13%, 07/28/22		200	203,596
8.63%, 02/27/24		200	192,000
Greenland Global Investment Ltd.(3 mo. LIBOR US + 4.85%), 6.96%, 09/26/21(d)		200	203,205
JGC Ventures Pte Ltd., 10.75%, 08/30/21		200	212,124
Logan Property Holdings Co. Ltd., 6.50%, 07/16/23		200	198,313
No Va Land Investment Group Corp., 5.50%, 04/27/23(k)		200	196,625
Powerlong Real Estate Holdings Ltd., 6.95%, 04/17/21		200	199,238

Security	Par (000)		Value

Real Estate (continued)
Redco Properties Group Ltd., 13.50%, 01/21/20	USD	200	$201,000
Ronshine China Holdings Ltd., 8.95%, 01/22/23		200	198,750
Yuzhou Properties Co. Ltd.:
7.90%, 05/11/21		200	203,500
8.63%, 01/23/22		200	205,500
Zhenro Properties Group Ltd.:
12.50%, 01/02/21		200	210,437
9.15%, 03/08/22		200	199,500
8.70%, 08/03/22(e)		200	197,000

			4,229,210

Real Estate Management & Development — 1.9%
Central China Real Estate Ltd., 6.75%, 11/08/21(e)		200	196,196
China Evergrande Group, 7.00%, 03/23/20		600	589,500
Easy Tactic Ltd., 8.13%, 07/11/24		200	187,712
Fantasia Holdings Group Co. Ltd., 11.75%, 04/17/22		400	377,131
Forestar Group, Inc., 8.00%, 04/15/24(a)(g)		699	754,920
Residomo SRO, 3.38%, 10/15/24	EUR	100	112,606
Shimao Property Holdings Ltd., 5.60%, 07/15/26	USD	400	408,500
Sunac China Holdings Ltd., 7.25%, 06/14/22		400	389,500

			3,016,065

Road & Rail — 0.4%
Hertz Corp., 7.63%, 06/01/22(a)(g)		457	475,851
Hertz Holdings Netherlands BV, 5.50%, 03/30/23	EUR	100	113,998

			589,849

Specialty Retail — 0.1%
Parts Europe SA, 4.38%, 05/01/22		100	109,237

Transportation Infrastructure — 0.9%
Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 03/30/29(a)	USD	400	418,875
Ferrovial Netherlands BV(5 year EUR Swap + 2.13%), 2.12%(i)(j)	EUR	100	106,300
Rumo Luxembourg Sarl, 7.38%, 02/09/24(a)(g)	USD	800	860,000

			1,385,175

Utilities — 0.7%
ContourGlobal Power Holdings SA:
3.38%, 08/01/23	EUR	100	112,914
4.13%, 08/01/25		100	115,370
Huachen Energy Co. Ltd., 6.63%, 05/18/20(m)(n)	USD	200	115,687

6

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Multi-Sector Opportunities Trust II (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Utilities (continued)
Orano SA, 3.38%, 04/23/26	EUR	100	$117,164
Stoneway Capital Corp., 10.00%, 03/01/27(a)	USD	708	406,040
Vistra Operations Co. LLC, 5.00%, 07/31/27(a)		320	329,498

			1,196,673

Wireless Telecommunication Services — 0.9%
Altice France SA, 2.50%, 01/15/25	EUR	400	442,520
C&W Senior Financing DAC, 6.88%, 09/15/27(a)	USD	600	621,750
Equinix, Inc., 2.88%, 03/15/24	EUR	100	113,012
Sprint Corp., 7.88%, 09/15/23	USD	295	324,046

			1,501,328

Total Corporate Bonds — 52.0% (Cost — $81,585,327)			81,947,274

Floating Rate Loan Interests(d) — 7.2%

Aerospace & Defense — 0.4%
TransDigm, Inc., 2018 Term Loan F, 06/09/23(o)		617	614,606

Air Freight & Logistics — 0.1%
XPO Logistics, Inc., 2018 Term Loan B, 02/24/25(o)		96	96,840

Airlines — 1.0%
Allegiant Travel Co., Term Loan B, 02/05/24(c)(o)		464	467,550
WestJet Airlines Ltd., Term Loan B, 08/06/26(o)		1,086	1,093,471

			1,561,021

Building Products — 0.0%
Advanced Drainage Systems, Inc., Term Loan B, 09/19/26(o)		30	30,112

Security	Par (000)		Value

Building Products (continued)
Jeld-Wen, Inc., 2017 1st Lien Term Loan, 12/14/24(o)	USD	29	$28,905

			59,017

Communications Equipment — 0.3%
Interface Security Systems LLC, Term Loan, (1 mo. LIBOR + 7.00%), 9.04%, 08/07/23(c)		439	429,693

Construction & Engineering — 0.4%
Ply Gem Midco, Inc., 2018 Term Loan, (1 mo. LIBOR + 3.75%), 5.79%, 04/12/25		629	614,994

Diversified Financial Services — 2.6%
Inmarsat Finance PLC, Term Loan B, 09/23/26(o)		232	228,193
LSTAR Securities Financing, Term Loan, (3 mo. LIBOR + 2.00%), 4.10%, 05/30/22(c)		1,431	1,430,689
PHI, Inc., Exit Term Loan B, (1 mo. LIBOR + 7.00%), 9.04%, 09/04/24(c)		419	412,715
RNTR Seer Financing, Term Loan, (1 mo. LIBOR + 2.38%), 4.40%, 12/20/21(c)		2,000	1,995,000

			4,066,597

Health Care Providers & Services — 0.2%
Acadia Healthcare Co., Inc., 2018 Term Loan B4, 02/16/23(o)		384	384,300

Hotels, Restaurants & Leisure — 0.5%
Circa Resort & Casino, Term Loan B, (6 mo. LIBOR + 8.00%), 10.04%, 07/02/25(c)		800	800,182

Media — 0.9%
CSC Holdings LLC, 2019 Delayed Draw Term Loan, 04/27/27(c)(o)		178	177,997
Diamond Sports Group LLC, Term Loan, (1 mo. LIBOR + 3.25%), 5.30%, 08/24/26		618	621,090
Intelsat Jackson Holdings SA, 2017 Term Loan B4, (1 mo. LIBOR + 4.50%), 6.55%, 01/02/24		306	309,163
Lamar Media Corp., 2018 Term Loan B, 03/14/25(o)		24	24,147

7

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Multi-Sector Opportunities Trust II (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Media (continued)
PCI Gaming Authority, Term Loan, (1 mo. LIBOR + 3.00%), 5.04%, 05/29/26	USD	335	$336,836

			1,469,233

Oil, Gas & Consumable Fuels — 0.5%
California Resources Corp., 2017 1st Lien Term Loan, (1 mo. LIBOR + 4.75%), 6.79%, 12/31/22		475	425,422
CITGO Holding, Inc., 2019 Term Loan B, (1 mo. LIBOR + 7.00%), 9.04%, 07/24/23		400	407,000

			832,422

Pharmaceuticals — 0.3%
Bausch Health Cos., Inc., Term Loan B, 11/27/25(o)		433	433,470

Total Floating Rate Loan Interests — 7.2% (Cost — $11,365,504)			11,362,375

Foreign Agency Obligations — 6.8%
Argentine Republic Government International Bond, 6.88%, 04/22/21		150	73,500
Colombia Government International Bond:
8.13%, 05/21/24		285	353,222
4.50%, 01/28/26		712	776,525
Dominican Republic International Bond, 5.50%, 01/27/25		300	321,844
Egypt Government International Bond:
5.58%, 02/21/23(a)		520	529,100
5.58%, 02/21/23		351	357,142
7.50%, 01/31/27(a)		257	276,275
7.50%, 01/31/27		1,000	1,075,000
8.50%, 01/31/47		284	301,129
Indonesia Government International Bond:
4.75%, 01/08/26		277	305,652
3.50%, 01/11/28		565	584,069
4.10%, 04/24/28		200	215,875
4.75%, 02/11/29		200	227,500
Indonesia Treasury Bond, 6.13%, 05/15/28	IDR	6,335,000	412,143
Mexico Government International Bond, 3.75%, 01/11/28	USD	500	515,000
Nigeria Government International Bond, 7.63%, 11/21/25		400	438,500
Qatar Government International Bond:
4.50%, 04/23/28		300	341,625
4.00%, 03/14/29(a)		200	221,750

Security	Par (000)		Value

Foreign Agency Obligations (continued)
Republic of South Africa Government International Bond:
5.88%, 05/30/22	USD	400	$428,500
4.88%, 04/14/26		1,181	1,219,751
4.30%, 10/12/28		221	213,188
Russian Foreign Bond — Eurobond, 4.75%, 05/27/26		400	437,625
Saudi Government International Bond:
4.38%, 04/16/29(a)		200	224,400
4.50%, 04/17/30		414	470,718
Ukraine Government International Bond, 9.75%, 11/01/28		400	458,500

Total Foreign Agency Obligations — 6.8% (Cost — $10,519,071)			10,778,533

		Shares

Investment Companies — 8.8%

United States — 8.8%
iShares iBoxx USD High Yield Corporate Bond ETF(r)		79,255	6,908,658
SPDR Bloomberg Barclays High Yield Bond ETF		63,660	6,922,389

Total Investment Companies — 8.8% (Cost — $13,718,974)			13,831,047

		Par (000)

Non-Agency Mortgage-Backed Securities — 11.6%

Collateralized Mortgage Obligations — 3.5%
Cascade Funding Mortgage Trust, Series 2019-RM3, Class C, 4.00%, 06/25/69(a)(b)	USD	929	894,300
CSMC Trust,(a)(c):
1.00%, 03/25/59		980	445,390
20.86%, 09/27/66		2,319	1,953,057
RMF Buyout Issuance Trust, Series 2019-1, Class M4, 4.23%, 07/25/29(a)(b)		700	701,677
Voyager OPTONE Delaware Trust, Series 2009-1, Class SAA7, 2.36%, 02/25/38(a)(i)		4,085	1,494,385

			5,488,809

Commercial Mortgage-Backed Securities — 3.5%
Barclays Commercial Mortgage Trust, Series 2019-C3, Class D, 3.00%, 05/15/52(a)		770	720,501
Citigroup Commercial Mortgage Trust, Series 2019-PRM, Class F, 4.89%, 05/10/36(a)		750	749,635

8

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Multi-Sector Opportunities Trust II (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
DBUBS Mortgage Trust, Series 2017-BRBK, Class F, 3.65%, 10/10/34(a)(b)	USD	750	$746,056
Morgan Stanley Capital I Trust(a):
Series 2017-H1, Class D, 2.55%, 06/15/50		753	685,001
Series 2018-MP, Class E, 4.42%, 07/11/40(b)		750	758,982
Series 2019-H7, Class D, 3.00%, 07/15/52		750	684,266
US 2018-USDC, Series 2018-USDC, Class E, 4.64%, 05/13/38(a)(b)		500	528,477
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class D, 4.25%, 05/15/48(b)		750	709,952

			5,582,870

Machinery — 0.9%
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-RF3, Class 1A2, 6.00%, 10/25/36(a)		1,903	1,470,025

Scientific Instruments: Control & Filter — 3.7%
225 Liberty Street Trust, Series 2016-225L, Class E, 4.80%, 02/10/36(a)(b)		750	801,929
Barclays Commercial Mortgage Trust, Series 2019-C3, Class C, 4.18%, 05/15/52		482	519,320
BX Trust, Series 2019-MMP, Class F, (1 mo. LIBOR US + 2.79%), 4.82%, 08/15/36(a)(d)		1,000	1,000,001
Citigroup Commercial Mortgage Trust, Series 2019-PRM, Class E, 4.89%, 05/10/36(a)		500	517,965
CSAIL Commercial Mortgage Trust:
Series 2018-C14, Class C, 5.06%, 11/15/51(b)		750	848,686
Series 2019-C17, Class D, 2.50%, 09/15/52(a)		689	588,906
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2019-BKWD, Class E, (1 mo. LIBOR US + 2.60%), 4.65%, 09/15/29(a)(d)(e)		365	366,631
JPMCC Commercial Mortgage Securities Trust, Series 2019-COR5, Class D, 3.00%, 06/13/52(a)		750	687,775

Security		Par (000)	Value

Scientific Instruments: Control & Filter (continued)
Morgan Stanley Capital I Trust, Series 2017-HR2, Class D, 2.73%, 12/15/50(a)	USD	500	$457,029

			5,788,242

Total Non-Agency Mortgage-Backed Securities — 11.6% (Cost — $18,034,186)			18,329,946

Preferred Securities Capital Trusts — 10.6%

Auto Components — 0.4%
Volkswagen International Finance NV(i)(j):
3.88%	EUR	300	347,013
4.63%		200	241,489
Series NC6, 3.38%		100	114,270

			702,772

Banks — 4.5%
ABN AMRO Bank NV(i)(j):
4.75%		700	795,876
5.75%		200	225,094
Banco Bilbao Vizcaya Argentaria SA(i)(j):
6.00%		400	467,589
Series 9, 6.50%	USD	200	203,600
Banco Mercantil del Norte SA, 6.75%(a)(i)(j)		500	497,831
Banco Santander SA, 6.75%(i)(j)	EUR	400	473,530
The Bank of East Asia Ltd., 5.88%(i)(j)		250	255,375
Bankia SA, 6.38%(i)(j)		200	230,428
BAWAG Group AG, 5.00%(i)(j)		200	223,527
Burgan Bank SAK, 5.75%(i)(j)		200	199,150
CaixaBank SA, 6.75%(i)(j)		200	239,190
Cooperatieve Rabobank UA(i)(j):
3.25%		600	643,343
4.63%		200	236,563
Erste Group Bank AG(i)(j):
5.13%		400	468,679
8.88%		400	498,623
ING Groep NV, 5.75%(i)(j)	USD	400	402,900
Intesa Sanpaolo SpA, 7.75%(i)(j)	EUR	400	512,797

9

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Multi-Sector Opportunities Trust II (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Banks (continued)
KBC Group NV, 4.25%(i)(j)	EUR	400	$435,453

			7,009,548

Building Materials — 0.1%
Holcim Finance Luxembourg SA, 3.00%(i)(j)		100	114,350

Chemicals — 0.1%
Solvay Finance SA, 5.43%(i)(j)		100	125,107

Diversified Financial Services — 3.3%
Barclays PLC(i)(j):
7.75%	USD	200	208,134
7.88%		200	211,500
BNP Paribas SA, 6.63%(i)(j)		450	474,187
Credit Agricole SA, 6.50%(i)(j)	EUR	400	470,824
Credit Suisse Group AG(i)(j):
6.38%(a)	USD	350	362,250
7.13%		400	425,500
7.50%(a)		300	320,625
HSBC Holdings PLC, 6.25%(i)(j)		450	465,075
Societe Generale SA(j):
7.38%(i)		450	473,445
7.38%(b)		300	315,750
UBS Group Funding Switzerland AG, 7.00%(i)(j)		450	493,479
UniCredit SpA(i)(j):
6.63%	EUR	400	454,509
6.75%		200	226,710
7.50%		200	242,487

			5,144,475

Diversified Telecommunication Services — 0.7%
Telefonica Europe BV(i)(j):
2.88%		100	109,737
3.75%		100	115,153
3.88%		400	467,604
4.38%		300	359,512

			1,052,006

Electric Utilities — 0.1%
NGG Finance PLC, 1.63%,(i)		100	108,317
RWE AG, 2.75%,(i)		100	111,218

			219,535

Insurance — 0.4%
Argentum Netherlands BV for Swiss Re Ltd., 5.75%,(i)	USD	300	328,692
AXA SA, 3.25%, 05/28/49(i)	EUR	300	369,957

			698,649

Security		Par (000)	Value

Media — 0.2%
Bertelsmann SE & Co. KGaA, 3.50%, 04/23/75(i)	EUR	300	$360,910

Oil, Gas & Consumable Fuels — 0.2%
Naturgy Finance BV, 4.13%(i)(j)		100	118,583
TOTAL SA, 3.37%(i)(j)		200	250,412

			368,995

Real Estate — 0.1%
ATF Netherlands BV, 3.75%(i)(j)		100	115,221

Utilities — 0.4%
Electricite de France SA, 5.38%(i)(j)		100	124,527
Engie SA, 3.25%(i)(j)		400	479,796

			604,323

Wireless Telecommunication Services — 0.1%
Vodafone Group PLC, 3.10%,(b)		100	115,317

Total Capital Trusts — 10.6% (Cost — $16,470,523)			16,631,208

Total Preferred Securities — 10.6% (Cost — $16,470,523)			16,631,208

U.S. Government Sponsored Agency Securities — 0.8%

Commercial Mortgage-Backed Securities — 0.3%
FREMF Mortgage Trust, Series 2017-KGX1, Class BFX, 3.71%, 10/25/27(a)(b)	USD	500	500,980

Scientific Instruments: Control & Filter — 0.5%
FREMF Mortgage Trust, Series 2019-K94, Class C, 4.10%, 07/25/52(a)(b)		750	766,028

Total U.S. Government Sponsored Agency Securities — 0.8% (Cost — $1,212,011)			1,267,008

Total Long-Term Investments — 116.2% (Cost — $182,030,483)			183,113,895

Short-Term Securities — 1.3%

Foreign Agency Obligations — 0.4%
Egypt Treasury Bills, 0.00%, 05/26/20(p)	EGP	9,950	551,956

Total Foreign Agency Obligations — 0.4% (Cost — $540,754)			551,956

10

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Multi-Sector Opportunities Trust II (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds — 0.9%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.87%(q)(r)	1,438,197	$1,438,197

Total Money Market Funds — 0.9% (Cost — $1,438,197)		1,438,197

Total Short-Term Securities — 1.3% (Cost — $1,978,951)		1,990,153

Total Investments — 117.5% (Cost — $184,009,434)		185,104,048

Liabilities in Excess of Other Assets — (17.5)%		(27,517,146)

Net Assets — 100.0%		$157,586,902

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Variable rate security. Rate shown is the rate in effect as of period end.
(e)	When-issued security.
(f)	Amount is less than $500.
(g)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(h)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(j)	Perpetual security with no stated maturity date.
(k)	Convertible security.
(l)

Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $5,075,000, representing 3.2% of its net assets as of period end, and an original cost of $4,861,280.

(m)	Non-income producing security.
(n)	Issuer filed for bankruptcy and/or is in default.
(o)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(p)	Rates are discount rates or a range of discount rates as of period end.
(q)	Annualized 7-day yield as of period end.
(r)

During the period ended September 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Trust were as follows:

Affiliated Persons and/or Related Parties	Shares Purchased	Shares Sold	Shares Held at 09/30/19	Value at 09/30/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class(b)	1,438,197	—	1,438,197	$1,438,197	$317,111	$—	$—
iShares iBoxx USD High Yield Corporate Bond ETF	96,766	(17,511)	79,255	6,908,658	115,928	(3,322)	64,621

				$8,346,855	$433,039	$(3,322)	$64,621

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).

11

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Multi-Sector Opportunities Trust II

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Currency Abbreviations

EGP — Egyptian Pound

EUR — Euro

GBP — British Pound

IDR — Indonesian Rupiah

USD — United States Dollar

Portfolio Abbreviations

CLO — Collateralized Loan Obligation

ETF — Exchange-Traded Fund

LIBOR — London Interbank Offered Rate

PIK — Payment-In-Kind

S&P — Standard & Poor’s

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
Barclays Capital, Inc.	2.15%	08/27/19	Open	$683,375	$685,136	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.25	08/27/19	Open	657,675	659,424	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.25	08/27/19	Open	538,315	539,754	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.25	08/27/19	Open	535,248	536,679	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.25	08/27/19	Open	638,010	639,716	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.25	08/27/19	Open	623,700	625,368	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.25	08/27/19	Open	625,670	627,343	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.25	08/27/19	Open	571,803	573,331	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.25	08/27/19	Open	653,565	655,312	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.25	08/27/19	Open	516,810	518,192	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.25	08/27/19	Open	658,665	660,426	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.25	08/27/19	Open	503,700	505,047	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.00	09/09/19	Open	591,030	591,925	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.00	09/09/19	Open	875,875	877,140	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.00	09/09/19	Open	637,320	638,241	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.00	09/09/19	Open	457,781	458,442	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.00	09/09/19	Open	742,368	743,440	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.00	09/09/19	Open	687,960	688,954	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.00	09/09/19	Open	808,890	810,058	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.00	09/09/19	Open	387,173	387,732	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.25	09/09/19	Open	550,361	551,278	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.25	09/09/19	Open	505,766	506,609	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.25	09/09/19	Open	504,340	505,181	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.25	09/09/19	Open	527,620	528,499	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.25	09/30/19	Open	475,313	475,342	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.35	09/30/19	Open	655,556	655,599	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.45	09/30/19	Open	990,000	990,067	Corporate Bonds	Open/Demand

12

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Multi-Sector Opportunities Trust II

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
Barclays Capital, Inc.	2.50%	09/30/19	Open	$550,718	$550,756	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.50	09/30/19	Open	817,000	817,057	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.50	09/30/19	Open	432,000	432,030	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.50	09/30/19	Open	567,860	567,900	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.55	09/30/19	Open	417,690	417,720	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.55	09/30/19	Open	338,183	338,206	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.55	09/30/19	Open	575,456	575,497	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.55	09/30/19	Open	442,944	442,975	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.55	09/30/19	Open	416,670	416,699	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.55	09/30/19	Open	376,223	376,249	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.55	09/30/19	Open	376,875	376,902	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.55	09/30/19	Open	360,180	360,205	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.55	09/30/19	Open	452,250	452,282	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.55	09/30/19	Open	376,290	376,317	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.55	09/30/19	Open	390,164	390,191	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.55	09/30/19	Open	546,925	546,964	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.55	09/30/19	Open	513,334	513,374	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.55	09/30/19	Open	390,529	390,556	Corporate Bonds	Open/Demand

				$24,945,180	$24,976,115

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
10-Year U.S. Treasury Note	19	12/19/19	$2,476	$(24,113)
2-Year U.S. Treasury Note	368	12/31/19	79,304	(89,538)

				(113,651)

Short Contracts
10-Year U.S. Ultra Long Treasury Bond	50	12/19/19	7,120	57,544
U.S. Ultra Treasury Bond	3	12/19/19	576	13,204
5-Year U.S. Treasury Note	96	12/31/19	11,438	(877)

				69,871

				$(43,780)

13

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Multi-Sector Opportunities Trust II

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	304,348	EUR	277,000	BNP Paribas S.A.	10/03/19	$2,409
USD	53,066	EUR	48,000	Bank of America N.A.	10/03/19	744
USD	196,639	EUR	178,000	Bank of America N.A.	10/03/19	2,613
USD	16,672,959	EUR	15,121,000	Bank of America N.A.	10/03/19	190,568
USD	123,083	EUR	112,000	Deutsche Bank AG	10/03/19	999
USD	236,303	EUR	214,000	JPMorgan Chase Bank N.A.	10/03/19	3,036
USD	110,203	EUR	100,000	UBS AG	10/03/19	1,200
USD	365,229	GBP	296,243	Deutsche Bank AG	10/03/19	968
USD	221,801	EUR	202,000	JPMorgan Chase Bank N.A.	11/05/19	1,068
USD	2,364,659	EUR	2,154,936	UBS AG	11/05/19	9,880

						213,485

USD	1,157,419	GBP	948,000	BNP Paribas S.A.	10/03/19	(8,242)

	Net unrealized appreciation					$205,243

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.32.V1	5.00%	Quarterly	06/20/24	B	USD	8,910	$649,092	$576,884	$72,208

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

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Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Multi-Sector Opportunities Trust II

Fair Value Hierarchy as of Period End (continued)

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$27,262,923	$1,703,581	$28,966,504
Corporate Bonds(a)	196,625	76,546,203	5,204,446	81,947,274
Floating Rate Loan Interests(a)	—	5,648,549	5,713,826	11,362,375
Foreign Agency Obligations	—	10,778,533	—	10,778,533
Investment Companies	13,831,047	—	—	13,831,047
Non-Agency Mortgage-Backed Securities(b)	—	15,931,499	2,398,447	18,329,946
Preferred Securities(a)	—	16,631,208	—	16,631,208
U.S. Government Sponsored Agency Securities(b)	—	1,267,008	—	1,267,008
Short-Term Securities:
Foreign Agency Obligations	—	551,956	—	551,956
Money Market Funds	1,438,197	—	—	1,438,197

	$15,465,869	$154,617,879	$15,020,300	$185,104,048

Derivative Financial Instruments(c)
Assets:
Credit contracts	$—	$72,208	$—	$72,208
Forward foreign currency contracts	—	213,485	—	213,485
Interest rate contracts	70,748	—	—	70,748
Liabilities:
Forward foreign currency contracts	—	(8,242)	—	(8,242)
Interest rate contracts	(114,528)	—	—	(114,528)

	$(43,780)	$277,451	$—	$233,671

(a)	See above Schedule of Investments for values in each sector. Investments categorized as Level 1, 2 and 3 are included in sector type.
(b)	See above Schedule of Investments for values in each security type. Investments categorized as Level 2 and 3 are included in security type.
(c)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, reverse repurchase agreements of $24,976,115 are categorized within as Level 2 the disclosure hierarchy.

15

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Multi-Sector Opportunities Trust II

Fair Value Hierarchy as of Period End (continued)

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	Total
Assets:
Opening Balance, as of April 16,2019	$—	$—	$—	$—	$—
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—
Accrued discounts/premiums	—	11,280	516	6,685	18,481
Net realized gain (loss)	173	—	—	564	737
Net change in unrealized appreciation (depreciation)(a)	(24,257)	215,166	9,736	56,052	256,697
Purchases	1,782,508	4,978,000	5,772,885	2,354,471	14,887,864
Sales	(54,843)	—	(69,311)	(19,325)	(143,479)

Closing Balance, as of September 30, 2019	$1,703,581	$5,204,446	$5,713,826	$2,398,447	$15,020,300

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2019(a)	$(24,257)	$215,166	$9,736	$56,052	$256,697

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2019 is generally due to investments no longer held or categorized as Level 3 at period end.

The Trust’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

16